Investment Strategy	Nov. 10, 2025
Defiance GRNY Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks current income while providing direct or indirect exposure to the share price (i.e., the price returns) of GRNY, subject to a limit on potential investment gains. GRNY is an actively managed ETF that seeks to achieve its investment objective of long-term capital appreciation by investing in U.S. large capitalization equities (as described in greater detail below). As further described below, the Fund may use either a traditional covered call strategy or a synthetic covered call strategy to provide (i) current income (from the option premiums) and (ii) direct or indirect exposure to the Underlying Security’s share price returns, subject to a limit on potential investment gains of the Underlying Security as a result of the nature of the options strategy the Fund employs. Accordingly, the Fund both seeks to generate monthly income from its options investments and aims to derive gains when the value of the Underlying Security increases.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide direct or indirect exposure to GRNY.
An investment in the Fund is not an investment in the Underlying Security.
•If the Underlying Security’s stock price increases in value, the Fund will capture only a portion of its potential gains.
•If the Underlying Security’s stock price decreases in value, the Fund is subject to all potential losses, which may not be offset by option premium income received by the Fund.
•If the Fund uses a synthetic covered call strategy, Fund shareholders will not be entitled to any Underlying Security dividends.
As part of its implementation of either covered call strategy, the Fund will purchase and sell Flexible Exchange® (“FLEX”) Options that are based on the value of the price returns of the Underlying Security. Unlike options with standardized terms, FLEX Options allow for customizable terms (e.g., a negotiable strike price). The Fund may also use standard exchange-listed options that provide exposure to the Underlying Security, if available, in combination with FLEX Options.
The Fund’s option contracts are based on the Underlying Security. The Fund has the right or obligation to receive or deliver shares of the Underlying Security in exchange for the stated strike price, depending on whether the option contract (1) is bought or sold by the Fund, and (2) a call or put option.
•A call option contract is a derivative that gives the holder of the option the right, but not the obligation, to buy an underlying security from the writer (seller) of the option at a predetermined exercise (or “strike”) price on or before a set expiration date. The writer (seller) of a call option contract receives a premium, which is a payment for giving up the right to gains above the specified price within the defined period.
•A put option contract is a derivative that gives the holder the right, but not the obligation, to sell an underlying security at a specified strike price on or before the option contract’s expiration date. The writer (seller) of a put option contract receives a premium, which is a payment for taking on the obligation to purchase the underlying security at a specified strike price if the option is exercised by the option holder.
Traditional Covered Call Strategy. A traditional covered call strategy involves simultaneously buying shares of a security and selling (or “writing”) a call option on that security, with a goal of generating income from the call option premium while also profiting, subject to a cap on investment gains set by the strike price of the sold (short) call option, from potential increase in the value of the security.
To the extent that the Fund engages in a traditional covered call strategy, the Fund’s options typically have strike prices that are identical to (or “at the money”) or near to the current market price of the Underlying Security, and have monthly or weekly expiration dates.
Synthetic Covered Call Strategy. A synthetic covered call strategy is similar to a traditional covered call strategy but involves selling (or writing) a call option on an underlying security that the option seller does not own. A synthetic covered call strategy consists of both synthetic long exposure and a covered call strategy.
•Synthetic Long Exposure – Rather than hold shares of the Underlying Security directly, the Fund seeks to replicate 100% of the price movements of the Underlying Security indirectly, or synthetically, by purchasing call options on the Underlying Security while simultaneously selling put options on the Underlying Security. The combination of long call options and sold (or “short”) put options provides the Fund with approximately 100% indirect investment exposure to the Underlying Security.
•Covered Call Strategy – As part of its strategy, the Fund will sell (or write) call options on the Underlying Security to generate income. Call options written (sold) by the Fund as part of this strategy typically have expiration dates of one month or less and a strike price that is less than 15% above the then-current share price of the Underlying Security. The Fund will seek to participate in the Underlying Security’s share price appreciation, if any, subject to a cap on investment gains set by the strike price of the sold (short) call option.
The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 100% of the Fund’s total assets.
Milliman Financial Risk Management LLC, the Fund’s investment sub-adviser (“Milliman” or the “Sub-Adviser”), determines whether to write or buy options depending on the prevailing market conditions.
The Fund intends to continuously maintain exposure to the Underlying Security through its use of options contracts. As the options held by the Fund are exercised or expire, the Fund may enter into new options contracts, a practice known as “rolling” that may result in high portfolio turnover.
Although the Fund is actively managed, the Fund intends to employ its covered call strategy regardless of whether there are periods of adverse market, economic, or other conditions, and the Fund does not intend to take temporary defensive positions during such periods.
With respect to either covered call strategy, the Fund will hold cash, cash-equivalents, and/or high-quality securities as collateral for its options contracts (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by Defiance ETFs, LLC (the “Adviser”) or the Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments to provide a return on cash used as collateral with respect to the options contracts use in the Fund’s covered call strategy.
The Fund seeks to maintain relatively stable distributions at least monthly. These monthly distributions are not dependent on price appreciation of the Underlying Security
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
As a result of the Fund’s strategies, the Fund concentrates to approximately the same extent that GRNY concentrates in the securities of a particular industry (or industries) (i.e., holds 25% or more of its total assets in investments that provide exposure to such industry (or industries) in which GRNY concentrates). GRNY, however, may not concentrate its investments in a particular industry or group of industries as a fundamental policy.
There is no guarantee that the Fund’s investment strategy will produce the intended investment results.
GRNY
GRNY is an actively managed ETF with an investment objective that seeks long-term capital appreciation. GRNY seeks to achieve its objective investment by investing in U.S. large capitalization equity securities. GRNY’s fund name derives from the term “granny shot”, which is a basketball reference to an older, unconventional manner of shooting a free throw. GRNY uses a unique proprietary research process to identify themes with the potential to fundamentally impact the U.S. economy and stock market. GRNY then selects stocks for its portfolio by using a top-down analysis of U.S. companies with a market capitalization over $10 billion. After establishing a pool of eligible securities, GRNY’s sub-adviser conducts a proprietary quantitative screening of its constituents based on several factors, including free cash flow, yield parity, leverage, asset turnover, investment, labor intensity, valuation, relative price, momentum, and sentiment. GRNY’s final portfolio includes stocks identified as top performers in two or more themes. GRNY’s portfolio is equally weighted, subject to industry concentration restraints, and rebalanced quarterly.
Under normal market circumstances, GRNY will invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap U.S. companies. The number of themes represented in GRNY’s portfolio will vary over time but generally will be between five and ten.
The information in this prospectus regarding GRNY comes from its SEC filings. You should refer to GRNY’s SEC filings as well as other publicly available information (e.g., GRNY’s annual shareholder reports) to obtain a more detailed understanding of GRNY’s investments and financials. The description of GRNY’s principal investment strategies contained herein was taken directly from GRNY’s prospectus, dated October 21, 2024.
You can find GRNY’s prospectus as well as other information about GRNY, such as its most recent shareholder reports, on the SEC’s website at www.sec.gov (Investment Company Act File No. 811-2379).
This document relates only to the securities offered herein and does not relate to the shares of GRNY or other securities of GRNY. The Fund has derived all disclosures contained in this document regarding GRNY from publicly available documents. None of the Fund, the Trust, Adviser, Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GRNY. None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GRNY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GRNY (and therefore the price of GRNY at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GRNY could affect the value received with respect to the securities and therefore the value of the securities.
None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation to you as to the performance of GRNY.
THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TIDAL TRUST III, GRNY, Tidal Investments LLC OR Fundstrat Global Advisors, LLC.

Strategy Portfolio Concentration [Text]	As a result of the Fund’s strategies, the Fund concentrates to approximately the same extent that GRNY concentrates in the securities of a particular industry (or industries) (i.e., holds 25% or more of its total assets in investments that provide exposure to such industry (or industries) in which GRNY concentrates). GRNY, however, may not concentrate its investments in a particular industry or group of industries as a fundamental policy.
Defiance NUKZ Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks current income while providing direct or indirect exposure to the share price (i.e., the price returns) of NUKZ, subject to a limit on potential investment gains. NUKZ is an index-based ETF that seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Nuclear Renaissance Index, which is comprised of companies that are involved in the nuclear fuel and energy industry (the “Nuclear Industry”) (as described in greater detail below). As further described below, the Fund may use either a traditional covered call strategy or a synthetic covered call strategy to provide (i) current income (from the option premiums) and (ii) direct or indirect exposure to the Underlying Security’s share price returns, subject to a limit on potential investment gains of the Underlying Security as a result of the nature of the options strategy the Fund employs. Accordingly, the Fund both seeks to generate monthly income from its options investments and aims to derive gains when the value of the Underlying Security increases.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide direct or indirect exposure to NUKZ.
An investment in the Fund is not an investment in the Underlying Security.
•If the Underlying Security’s stock price increases in value, the Fund will capture only a portion of its potential gains.
•If the Underlying Security’s stock price decreases in value, the Fund is subject to all potential losses, which may not be offset by option premium income received by the Fund.
•If the Fund uses a synthetic covered call strategy, Fund shareholders will not be entitled to any Underlying Security dividends.
As part of its implementation of either covered call strategy, the Fund will purchase and sell Flexible Exchange® (“FLEX”) Options that are based on the value of the price returns of the Underlying Security. Unlike options with standardized terms, FLEX Options allow for customizable terms (e.g., a negotiable strike price). The Fund may also use standard exchange-listed options that provide exposure to the Underlying Security, if available, in combination with FLEX Options.
The Fund’s option contracts are based on the Underlying Security. The Fund has the right or obligation to receive or deliver shares of the Underlying Security in exchange for the stated strike price, depending on whether the option contract (1) is bought or sold by the Fund, and (2) a call or put option.
•A call option contract is a derivative that gives the holder of the option the right, but not the obligation, to buy an underlying security from the writer (seller) of the option at a predetermined exercise (or “strike”) price on or before a set expiration date. The writer (seller) of a call option contract receives a premium, which is a payment for giving up the right to gains above the specified price within the defined period.
•A put option contract is a derivative that gives the holder the right, but not the obligation, to sell an underlying security at a specified strike price on or before the option contract’s expiration date. The writer (seller) of a put option contract receives a premium, which is a payment for taking on the obligation to purchase the underlying security at a specified strike price if the option is exercised by the option holder.
Traditional Covered Call Strategy. A traditional covered call strategy involves simultaneously buying shares of a security and selling (or “writing”) a call option on that security, with a goal of generating income from the call option premium while also profiting, subject to a cap on investment gains set by the strike price of the sold (short) call option, from potential increase in the value of the security.
To the extent that the Fund engages in a traditional covered call strategy, the Fund’s options typically have strike prices that are identical to (or “at the money”) or near to the current market price of the Underlying Security, and have monthly or weekly expiration dates.
Synthetic Covered Call Strategy. A synthetic covered call strategy is similar to a traditional covered call strategy but involves selling (or writing) a call option on an underlying security that the option seller does not own. A synthetic covered call strategy consists of both synthetic long exposure and a covered call strategy.
•Synthetic Long Exposure – Rather than hold shares of the Underlying Security directly, the Fund seeks to replicate 100% of the price movements of the Underlying Security indirectly, or synthetically, by purchasing call options on the Underlying Security while simultaneously selling put options on the Underlying Security. The combination of long call options and sold (or “short”) put options provides the Fund with approximately 100% indirect investment exposure to the Underlying Security.
•Covered Call Strategy – As part of its strategy, the Fund will sell (or write) call options on the Underlying Security to generate income. Call options written (sold) by the Fund as part of this strategy typically have expiration dates of one month or less and a strike price that is less than 15% above the then-current share price of the Underlying Security. The Fund will seek to participate in the Underlying Security’s share price appreciation, if any, subject to a cap on investment gains set by the strike price of the sold (short) call option.
The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 100% of the Fund’s total assets.
Milliman Financial Risk Management LLC, the Fund’s investment sub-adviser (“Milliman” or the “Sub-Adviser”), determines whether to write or buy options depending on the prevailing market conditions.
The Fund intends to continuously maintain exposure to the Underlying Security through its use of options contracts. As the options held by the Fund are exercised or expire, the Fund may enter into new options contracts, a practice known as “rolling” that may result in high portfolio turnover.
Although the Fund is actively managed, the Fund intends to employ its covered call strategy regardless of whether there are periods of adverse market, economic, or other conditions, and the Fund does not intend to take temporary defensive positions during such periods.
With respect to either covered call strategy, the Fund will hold cash, cash-equivalents, and/or high-quality securities as collateral for its options contracts (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by Defiance ETFs, LLC (the “Adviser”) or the Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments to provide a return on cash used as collateral with respect to the options contracts use in the Fund’s covered call strategy.
The Fund seeks to maintain relatively stable distributions at least monthly. These monthly distributions are not dependent on price appreciation of the Underlying Security.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
As a result of the Fund’s strategies, the Fund concentrates to approximately the same extent that NUKZ concentrates in the securities of a particular industry (or industries) (i.e., holds 25% or more of its total assets in investments that provide exposure to such industry (or industries) in which NUKZ concentrates).
There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.
NUKZ
NUKZ seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Nuclear Renaissance Index. NUKZ normally invests in securities that comprise its underlying index, such as companies involved in the nuclear fuel and energy industry, particularly in the areas of (i) advanced reactors; (ii) utilities; (iii) construction and services; and/or (iv) fuel (“Nuclear Companies”). Under normal circumstances, NUKZ invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Nuclear Companies. The universe of eligible index components consists of exchange-listed equity securities of Nuclear Companies including common stock, depositary receipts, and master limited partnerships (“MLPs”). Such Nuclear Companies are identified by the index provider through a proprietary selection methodology that includes a review of industry publications, sell side research, and fundamental research, as well as meetings with management. To be initially included in the underlying index, the market capitalization of a company must be at least $100 million, and to remain in the underlying index a company must maintain a minimum market capitalization of $50 million. The underlying index is reconstituted and rebalanced on a semi-annual basis.
NUKZ concentrates its investments in a particular industry or group of industries to approximately the same extent as its underlying index. As of March 3, 2025, NUKZ and its underlying index were concentrated in the Electric Utilities industry and had significant exposure to the industrial and utilities sectors.
The information in this prospectus regarding NUKZ comes from its SEC filings. You should refer to NUKZ’s SEC filings as well as other publicly available information (e.g., NUKZ’s annual shareholder reports) to obtain a more detailed understanding of NUKZ’s investments and financials. The description of NUKZ’s principal investment strategies contained herein was taken directly from NUKZ’s prospectus, dated March 28, 2025.
You can find NUKZ’s prospectus as well as other information about NUKZ, such as its most recent shareholder reports, on the SEC’s website at www.sec.gov (Investment Company Act File No. 811-22263).
This document relates only to the securities offered herein and does not relate to the shares of NUKZ or other securities of NUKZ. The Fund has derived all disclosures contained in this document regarding NUKZ from publicly available documents. None of the Fund, the Trust, Adviser, Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NUKZ. None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NUKZ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NUKZ (and therefore the price of NUKZ at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NUKZ could affect the value received with respect to the securities and therefore the value of the securities.
None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation to you as to the performance of NUKZ.
THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH EXCHANGE TRADED CONCEPTS TRUST, NUKZ, OR Exchange Traded Concepts, LLC.

Strategy Portfolio Concentration [Text]	As a result of the Fund’s strategies, the Fund concentrates to approximately the same extent that NUKZ concentrates in the securities of a particular industry (or industries) (i.e., holds 25% or more of its total assets in investments that provide exposure to such industry (or industries) in which NUKZ concentrates).
Defiance BMNR Option Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks current income while providing direct or indirect exposure to the share price (i.e., the price returns) of BMNR, subject to a limit on potential investment gains. BMNR is a publicly traded, digital asset and blockchain technology company that engages in the production or “mining” of bitcoin and has recently initiated an Ethereum treasury strategy. As further described below, the Fund may use either a traditional covered call strategy or a synthetic covered call strategy to provide (i) current income (from the option premiums) and (ii) direct or indirect exposure to the Underlying Security’s share price returns, subject to a limit on potential investment gains of the Underlying Security as a result of the nature of the options strategy the Fund employs. Accordingly, the Fund both seeks to generate monthly income from its options investments and aims to derive gains when the value of the Underlying Security increases. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide direct or indirect exposure to BMNR.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide direct or indirect exposure to BMNR.
An investment in the Fund is not an investment in the Underlying Security.
•If the Underlying Security’s stock price increases in value, the Fund will capture only a portion of its potential gains.
•If the Underlying Security’s stock price decreases in value, the Fund is subject to all potential losses, which may not be offset by option premium income received by the Fund.
•If the Fund uses a synthetic covered call strategy, Fund shareholders will not be entitled to any Underlying Security dividends.
As part of its implementation of either covered call strategy, the Fund will purchase and sell Flexible Exchange® (“FLEX”) Options that are based on the value of the price returns of the Underlying Security. Unlike options with standardized terms, FLEX Options allow for customizable terms (e.g., a negotiable strike price). The Fund may also use standard exchange-listed options that provide exposure to the Underlying Security, if available, in combination with FLEX Options.
The Fund’s option contracts are based on the Underlying Security. The Fund has the right or obligation to receive or deliver shares of the Underlying Security in exchange for the stated strike price, depending on whether the option contract (1) is bought or sold by the Fund, and (2) a call or put option.
•A call option contract is a derivative that gives the holder of the option the right, but not the obligation, to buy an underlying security from the writer (seller) of the option at a predetermined exercise (or “strike”) price on or before a set expiration date. The writer (seller) of a call option contract receives a premium, which is a payment for giving up the right to gains above the specified price within the defined period.
•A put option contract is a derivative that gives the holder the right, but not the obligation, to sell an underlying security at a specified strike price on or before the option contract’s expiration date. The writer (seller) of a put option contract receives a premium, which is a payment for taking on the obligation to purchase the underlying security at a specified strike price if the option is exercised by the option holder.
Traditional Covered Call Strategy. A traditional covered call strategy involves simultaneously buying shares of a security and selling (or “writing”) a call option on that security, with a goal of generating income from the call option premium while also profiting, subject to a cap on investment gains set by the strike price of the sold (short) call option, from potential increase in the value of the security.
To the extent that the Fund engages in a traditional covered call strategy, the Fund’s options typically have strike prices that are identical to (or “at the money”) or near to the current market price of the Underlying Security, and have monthly or weekly expiration dates.
Synthetic Covered Call Strategy. A synthetic covered call strategy is similar to a traditional covered call strategy but involves selling (or writing) a call option on an underlying security that the option seller does not own. A synthetic covered call strategy consists of both synthetic long exposure and a covered call strategy.
•Synthetic Long Exposure – Rather than hold shares of the Underlying Security directly, the Fund seeks to replicate 100% of the price movements of the Underlying Security indirectly, or synthetically, by purchasing call options on the Underlying Security while simultaneously selling put options on the Underlying Security. The combination of long call options and sold (or “short”) put options provides the Fund with approximately 100% indirect investment exposure to the Underlying Security.
•Covered Call Strategy – As part of its strategy, the Fund will sell (or write) call options on the Underlying Security to generate income. Call options written (sold) by the Fund as part of this strategy typically have expiration dates of one month or less and a strike price that is less than 15% above the then-current share price of the Underlying Security. The Fund will seek to participate in the Underlying Security’s share price appreciation, if any, subject to a cap on investment gains set by the strike price of the sold (short) call option.
The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 100% of the Fund’s total assets.
Milliman Financial Risk Management LLC, the Fund’s investment sub-adviser (“Milliman” or the “Sub-Adviser”), determines whether to write or buy options depending on the prevailing market conditions.
The Fund intends to continuously maintain exposure to the Underlying Security through its use of options contracts. As the options held by the Fund are exercised or expire, the Fund may enter into new options contracts, a practice known as “rolling” that may result in high portfolio turnover.
Although the Fund is actively managed, the Fund intends to employ its covered call strategy regardless of whether there are periods of adverse market, economic, or other conditions, and the Fund does not intend to take temporary defensive positions during such periods.
With respect to either covered call strategy, the Fund will hold cash, cash-equivalents, and/or high-quality securities as collateral for its options contracts (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by Defiance ETFs, LLC (the “Adviser”) or the Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments to provide a return on cash used as collateral with respect to the options contracts use in the Fund’s covered call strategy.
The Fund seeks to maintain relatively stable distributions at least monthly. These monthly distributions are not dependent on price appreciation of the Underlying Security.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
As a result of the Fund’s strategies, the Fund concentrates in the industry (or industries) assigned to BMNR (i.e., holds 25% or more of its total assets in investments that provide exposure to the industry (or industries) assigned to BMNR). As of the date of this Prospectus, BMNR is assigned to the crypto asset (financial services) and bitcoin mining industries.
There is no guarantee that the Fund’s investment strategy will produce the intended investment results.
BMNR
BMNR is a publicly traded, digital asset and blockchain technology company that engages in the production or “mining” of bitcoin and has recently initiated an Ethereum treasury strategy. BMNR is building out industrial scale digital asset mining, equipment sales and hosting operations. BMNR’s primary business is self-mining bitcoin for its own account, as well as hosting third-party equipment used in mining of digital asset coins and tokens, specifically bitcoin. BMNR’s facilities will be specifically designed and constructed for housing advanced mining equipment, and BMNR’s data centers will provide power, racks, proprietary thermodynamic management (heat dissipation and airflow management), redundant connectivity, 24/7 security, as well as software which provide infrastructure management and custom firmware that boost performance and energy efficiency. BMNR’s business strategy generally involves the accumulation of bitcoin for long-term investment, whether acquired by its bitcoin mining operations or from the proceeds of capital raising transactions. BMNR also intends to accumulate ether with respect to its Treasury operations.
The information in this prospectus regarding BMNR comes from its SEC filings. You should refer to BMNR’s SEC filings as well as other publicly available information (e.g., BMNR’s annual shareholder reports) to obtain a more detailed understanding of BMNR’s investments and financials. The description of BMNR herein was taken from BMNR’s prospectus supplement, dated September 22, 2025, and BMNR’s annual report to shareholders for the fiscal year ended August 31, 2024.
You can find additional information filed with the SEC by BMNR, such as BMNR’s most recent shareholder reports, on the SEC’s website at www.sec.gov (Investment Company Act File No. 000-56220).
This document relates only to the securities offered herein and does not relate to the shares of BMNR or other securities of BMNR. The Fund has derived all disclosures contained in this document regarding BMNR from publicly available documents. None of the Fund, the Trust, Adviser, Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BMNR. None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BMNR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMNR (and therefore the price of BMNR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BMNR could affect the value received with respect to the securities and therefore the value of the securities.
None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation to you as to the performance of BMNR.
THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH BMNR.

Strategy Portfolio Concentration [Text]	As a result of the Fund’s strategies, the Fund concentrates in the industry (or industries) assigned to BMNR (i.e., holds 25% or more of its total assets in investments that provide exposure to the industry (or industries) assigned to BMNR). As of the date of this Prospectus, BMNR is assigned to the crypto asset (financial services) and bitcoin mining industries.